GoodWill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Schedule of Goodwill [Table Text Block]
	As of December 31,
	2019	2020
	RMB	RMB
Beginning Balance	1,419,018	1,533,485
Acquisitions	114,467	—
Ending Balance	1,533,485	1,533,485